Changes in Accumulated Other Comprehensive Income (Notes)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

	Three Months Ended September 30,
	2017			2016
	Defined Benefit Pension and Postretirement Plans	Foreign Currency Translation Adjustments	Total	Defined Benefit Pension and Postretirement Plans	Foreign Currency Translation Adjustments	Total
Beginning balance	$27	$(62)	$(35)	$20	$(33)	$(13)
Other comprehensive income before reclassifications, net of tax (1)	—	11	11	—	8	8
Amounts reclassified from Accumulated other comprehensive income (loss), net of tax	(1)	—	(1)	(1)	—	(1)
Net other comprehensive (loss) income	(1)	11	10	(1)	8	7
Ending balance	$26	$(51)	$(25)	$19	$(25)	$(6)

	Nine Months Ended September 30,
	2017			2016
	Defined Benefit Pension and Postretirement Plans	Foreign Currency Translation Adjustments	Total	Defined Benefit Pension and Postretirement Plans	Foreign Currency Translation Adjustments	Total
Beginning balance	$17	$(93)	$(76)	$—	$(92)	$(92)
Other comprehensive income before reclassifications, net of tax (1)	12	42	54	20	67	87
Amounts reclassified from Accumulated other comprehensive income (loss), net of tax	(3)	—	(3)	(1)	—	(1)
Net other comprehensive income	9	42	51	19	67	86
Ending balance	$26	$(51)	$(25)	$19	$(25)	$(6)

(1)

Changes in Accumulated Other Comprehensive Income
Following is a summary of changes in “Accumulated other comprehensive income” for the year ended December 31, 2015, the successor period from October 25, 2014 through December 31, 2014 and the predecessor period from January 1, 2014 through October 24, 2014 :

	Defined Benefit Pension and Postretirement Plans	Foreign Currency Translation Adjustments	Total
Balance at December 31, 2014	$1	$(29)	$(28)
Other comprehensive (loss) income before reclassifications, net of tax	(1)	(63)	(64)
Amounts reclassified from Accumulated other comprehensive income, net of tax (1)	—	—	—
Net other comprehensive loss	(1)	(63)	(64)
Balance at December 31, 2015	$—	$(92)	$(92)
Other comprehensive (income) loss before reclassifications, net of tax	20	(1)	19
Amounts reclassified from Accumulated other comprehensive income (loss), net of tax (1)	(3)	—	(3)
Net other comprehensive income (loss)	17	(1)	16
Balance at December 31, 2016	$17	$(93)	$(76)

(1)
Other comprehensive income related to defined benefit pension and postretirement plans for the fiscal year ended December 31, 2016 represents the recognition of net prior service benefit following certain plan provision changes, reduced by amortization of net prior service benefit during fiscal year ended December 31, 2016 (see Note 15).

	Amount Reclassified From Accumulated Other Comprehensive Income
	Successor			Predecessor
Amortization of defined benefit pension and other postretirement benefit items:	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Location of Reclassified Amount in Income
Prior service costs	$4	$—	$1		(1)
Actuarial losses	—	—	—		(1)
Total before income tax	4	—	1	—
Income tax benefit	(1)	—	—		Income tax expense
Total	$3	$—	$1	$—

(1)	These accumulated other comprehensive income components are included in the computation of net pension and postretirement benefit expense (see Note 15).